Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Abstract]
Current income tax expense	$ 0	$ 0
Deferred income tax expense	0	0
Deferred tax assets	$ 3,384	0
Deferred tax liabilities		$ 0
Federal statutory rate	21.00%